SUBSEQUENT EVENTS - Independent Investigation (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsequent Events [Abstract]
Revenues	¥ 17,800	¥ 11,600	¥ 752,688	$ 118,113	¥ 723,453	¥ 592,798
Percentage of previously reported revenues	6.00%	4.00%
Costs and expenses	¥ 1,800	¥ 9,200